Lease Obligations - Schedule of Future Lease Payments for Lease Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finance Leases
2023	$ 21
2024	18
2026	5
Total lease payments	44
Less: amount representing interest	(1)
Total lease obligations, net	43	$ 61
Less: current portion of lease obligations, net	(25)	(27)
Total long-term portion of lease obligations, net	18	$ 34
Operating Leases
2023	37
2024	33
2025	19
2026	17
2027	15
Thereafter	28
Total lease payments	149
Less: amount representing interest	(19)
Total operating lease liabilities	130
Less: current portion of lease obligations, net	(34)
Total long-term portion of lease obligations, net	$ 96